Cash Dividends	12 Months Ended
Dec. 31, 2022
Disclosure of Cash Dividends [Abstract]
CASH DIVIDENDS
21.	CASH DIVIDENDS

Cash dividends declared and paid:

The Board of Directors resolved to pay the following dividends for the years 2022, 2021 and 2020:

●	On 14 November 2022: USD 491 thousand (Dividend per share: USD 0.01)

●	On 18 August 2022: USD 492 thousand (Dividend per share: USD 0.01)

●	On 19 May 2022: USD 493 thousand (Dividend per share: USD 0.01)

●	On 24 March 2022: USD 9,338 thousand (Dividend per share: USD 0.19)

●	On 12 August 2021: USD 7,821 thousand (Dividend per share: USD 0.16)

●	On 25 March 2021: USD 8,288 thousand (Dividend per share: USD 0.17)

●	On 13 August 2020: USD 4,360 thousand (Dividend per share: USD 0.09)

There are no cash dividends declared but not paid as at 31 December 2022, 2021 and 2020.